SUPPLEMENTAL FINANCIAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Research and Development
Research and development expense	$ 136.6	$ 112.8	$ 92.6
Cash paid for interest and income taxes
Interest	62.8	69.6	74.3
Income taxes, net of refunds	253.4	203.4	155.0
Deferred Revenue
Total deferred revenue	26.6	20.3
Revenue recognized during the period	18.4	12.0	10.8
Other current liabilities
Deferred Revenue
Total deferred revenue	24.7	18.9
Long-term retirement benefits and other liabilities
Deferred Revenue
Total deferred revenue	1.9	1.4
Total software
Capitalized software costs
Software amortization expense	30.1	29.0	$ 20.8
Total software | Other assets
Capitalized software costs
Cost	403.9	506.5
Accumulated amortization	(280.6)	(370.1)
Software, net	$ 123.3	$ 136.4